UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
 (Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
  (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
  (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)		September 30, 2017
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 93.8%
Basic Material - 3.6%
Chemical-Specialty-2.6%
10,500	Albemarle Corp.	$1,431,255

Mining-1.0%
40,000	Freeport-McMoRan, Inc. *	561,600

Capital Equipment - 4.6%
Aerospace & Defense-2.2%
6,000	General Dynamics Corp.	1,233,480

Pollution Control-2.4%
17,000	Waste Management, Inc.	1,330,590

Consumer Cyclical - 2.3%
Leisure Service-2.3%
20,000	Las Vegas Sands Corp.	1,283,200

Consumer Staple - 1.3%
Food-1.3%
17,600	Hain Celestial Group, Inc. *	724,240

Energy - 2.6%
Oil & Gas-Exploration & Production-2.6%
15,000	EOG Resources, Inc.	1,451,100

Financial - 15.2%
Bank-Money Center-9.6%
70,000	Bank of America Corp.	1,773,800
30,000	Citigroup, Inc.	2,182,200
15,000	JPMorgan Chase & Co.	1,432,650
		5,388,650

Finance-Miscellaneous-5.6%
14,000	MasterCard, Inc. - CL A	1,976,800
11,000	Visa, Inc. - CL A	1,157,640
		3,134,440

Healthcare - 6.1%
Healthcare-Biomedical/Genetic-2.6%
10,000	Celgene Corp. *	1,458,200

Healthcare-Patient Care-3.5%
10,000	UnitedHealth Group, Inc.	1,958,500

Retail - 22.7%
Retail-Department Store-1.2%
15,000	Kohl's Corp.	684,750

Retail-Discount & Variety-2.2%
14,000	Dollar Tree, Inc. *	1,215,480

Retail-Major Chain-7.1%
17,000	Costco Wholesale Corp.	2,792,930
15,000	Wal-Mart Stores, Inc.	1,172,100
		3,965,030

Retail-Specialty-12.2%
12,000	Alibaba Group Holding Ltd. - ADR (a) *	2,072,520
2,700	Amazon.com, Inc. *	2,595,645
30,000	eBay, Inc. *	1,153,800
14,000	TJX Companies, Inc.	1,032,220
		6,854,185

Technology - 31.3% #
Computer Data Storage-7.1%
19,000	Apple, Inc.	2,928,280
12,000	Western Digital Corp.	1,036,800
		3,965,080

Computer-Software-8.2%
18,000	Activision Blizzard, Inc.	1,161,180
10,000	Check Point Software Technologies Ltd. *	1,140,200
15,000	Microsoft Corp.	1,117,350
10,000	ServiceNow, Inc. *	1,175,300
		4,594,030

Electronic Instrumentation-1.4%
4,500	Waters Corp. *	807,840

Electronic-Semiconductor-4.1%
5,000	Broadcom Ltd.	1,212,700
6,000	NVIDIA Corp.	1,072,620
		2,285,320

Internet-8.9%
2,500	Alphabet, Inc. - CL C *	2,397,775
15,000	Facebook, Inc. - CL A *	2,563,050
		4,960,825

Telecommunication Service-1.6%
15,000	T-Mobile US, Inc. *	924,900

Transportation - 4.1%
Airline-2.0%
20,000	Southwest Airlines Co.	1,119,600

Railroad-2.1%
10,000	Union Pacific Corp.	1,159,700

Total Common Stocks (Cost $39,621,334)		52,491,995

MONEY MARKET FUNDS - 6.1%
3,433,615	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class, 0.903% ^	3,433,615
Total Money Market Funds (Cost $3,433,615)		3,433,615

	Total Investments (Cost $43,054,949) (b) - 99.9%	55,925,610
	Other Assets Less Liabilities - 0.1%	69,915
	TOTAL NET ASSETS - 100.0%	$55,995,525

(a)	ADR - American Depositary Receipt
(b)
Cost for book purposes is approximately $43,054,949. The approximate aggregate gross unrealized appreciation is $13,040,592, and the approximate aggregate gross unrealized depreciation is $169,931, resulting in net unrealized appreciation of $12,870,661. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

*	Non-income producing security.
#
As of September 30, 2017, the Monetta Fund had a significant portion of their assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

^	Rate shown is the seven day effective yield at September 30, 2017.
	Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2017, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$52,491,995	$-	$-	$52,491,995
Money Market Funds	3,433,615	-	-	3,433,615
Total Investments	$55,925,610	$-	$-	$55,925,610

Transfers between Levels are recognized at the end of the reporting period.  During the period ended September 30, 2017, the Fund recognized no transfers between Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (Unaudited)		September 30, 2017
Monetta Young Investor Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 43.1%
Capital Equipment - 1.8%
Pollution Control-1.8%
32,000	Waste Management, Inc.	$2,504,640

Consumer Cyclical - 1.2%
Leisure Service-1.2%
11,500	Wynn Resorts Ltd.	1,712,580

Consumer Staple - 0.7%
Food-0.7%
21,900	Hain Celestial Group, Inc. *	901,185

Energy - 1.4%
Oil & Gas-Exploration & Production-1.4%
20,000	EOG Resources, Inc.	1,934,800

Financial - 9.1%
Bank-Money Center-5.1%
100,000	Bank of America Corp.	2,534,000
30,000	Citigroup, Inc.	2,182,200
25,000	JPMorgan Chase & Co.	2,387,750
		7,103,950

Finance-Miscellaneous-4.0%
25,000	MasterCard, Inc. - CL A	3,530,000
19,000	Visa, Inc. - CL A	1,999,560
		5,529,560

Healthcare - 2.4%
Healthcare-Patient Care-2.4%
17,000	UnitedHealth Group, Inc.	3,329,450

Retail - 9.9%
Retail-Department Store-0.5%
15,000	Kohl's Corp.	684,750

Retail-Discount & Variety-0.9%
15,000	Dollar Tree, Inc. *	1,302,300

Retail-Major Chain-3.3%
18,000	Costco Wholesale Corp.	2,957,220
20,000	Wal-Mart Stores, Inc.	1,562,800
		4,520,020

Retail-Specialty-5.2%
25,000	Alibaba Group Holding Ltd. - ADR (a) *	4,317,750
3,000	Amazon.com, Inc. *	2,884,050
		7,201,800

Technology - 14.2%
Computer Data Storage-3.9%
28,000	Apple, Inc.	4,315,360
13,000	Western Digital Corp.	1,123,200
		5,438,560

Computer-Software-3.1%
21,000	Activision Blizzard, Inc.	1,354,710
40,000	Microsoft Corp.	2,979,600
		4,334,310

Electronic-Semiconductor-2.4%
7,000	Broadcom Ltd.	1,697,780
9,000	NVIDIA Corp.	1,608,930
		3,306,710

Internet-4.8%
3,500	Alphabet, Inc. - CL C *	3,356,885
19,000	Facebook, Inc. - CL A *	3,246,530
		6,603,415

Transportation - 2.4%
Airline-1.2%
30,000	Southwest Airlines Co.	1,679,400

Railroad-1.2%
14,000	Union Pacific Corp.	1,623,580

Total Common Stocks (Cost $43,150,103)		59,711,010

EXCHANGE TRADED FUNDS - 52.0%
70,000	iShares Core S&P 500	17,705,100
120,000	Schwab Strategic Trust Large-Cap	7,204,800
55,000	SPDR S&P 500 Trust	13,817,650
63,000	Vanguard Growth	8,363,250
76,000	Vanguard Large-Cap	8,770,400
37,000	Vanguard S&P 500	8,538,120
76,000	Vanguard Value	7,586,320
Total Exchange Traded Funds (Cost $46,229,724)		71,985,640

MONEY MARKET FUNDS - 4.9%
6,788,193	Morgan Stanley Institutional Liquidity Fund - Government Portfolio,Institutional Class, 0.903% ^	6,788,193
Total Money Market Funds (Cost $6,788,193)		6,788,193

	Total Investments (Cost $96,168,020) (b) - 100.0%	138,484,843
	Liabilities in Excess of Other Assets - (0.0)%	(43,674)
	TOTAL NET ASSETS - 100.0%	$138,441,169

(a)	ADR - American Depositary Receipt
(b)
Cost for book purposes is approximately $96,168,020. The approximate aggregate gross unrealized appreciation is $42,478,769, and the approximate aggregate gross unrealized depreciation is $161,946 resulting in net unrealized appreciation of $42,316,823. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

*	Non-income producing security.
^	Rate shown is the seven day effective yield at September 30, 2017.
	Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2017, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total Fair Value
Exchange Traded Funds	$ 71,985,640	$-	$-	$71,985,640
Common Stocks	59,711,010	-	-	59,711,010
Money Market Funds	6,788,193	-	-	6,788,193
Total Investments	$138,484,843	$-	$-	$138,484,843

Transfers between Levels are recognized at the end of the reporting period.  During the period ended September 30, 2017, the Fund recognized no transfers between Levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant's Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Monetta Trust

By (Signature and Title) /s/ Robert S. Bacarella
                                            Robert S. Bacarella, Chief Executive Officer

Date                                             November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert S. Bacarella
                                              Robert S. Bacarella, Chief Executive Officer

Date                                            November 17, 2017

By (Signature and Title)* /s/ Robert J. Bacarealla
                                              Robert J. Bacarella, Chief Financial Officer

Date                                            November 17, 2017

* Print the name and title of each signing officer under his or her signature.